Contents of Significant Accounts - Defined Benefit Plan Recognized on the Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of defined benefit plans [abstract]
Present value of the defined benefit obligation		$ (5,620,509)	$ (5,671,058)
Fair value of plan assets		1,453,335	1,532,539
Funded status		(4,167,174)	(4,138,519)
Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$ (136,138)	$ (4,167,174)	$ (4,138,519)